PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 446,358 Placement Units at a price of $10.00 per Placement Unit ($4,463,580 in the aggregate).

The proceeds from the sale of the Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Initial Public Offering. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Units will expire worthless.

Simultaneously with the closing of the Over-Allotment, the Company completed the private sale of an additional 4,772 placement units at a purchase price of $10.00 per placement unit, to the Company’s sponsor, Broad Capital LLC, generating additional gross proceeds to the Company of $47,720.

In connection with the closing and sale of the Over-Allotment Units and the additional placement units (together, the “Over-Allotment Closing”), a total of $1,606,597 in proceeds from the Over-Allotment Closing was placed in a U.S.-based trust account established for the benefit of the Company’s public stockholders, maintained by Continental Stock Transfer & Trust Company, acting as trustee.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 446,358 Placement Units at a price of $10.00 per Placement Unit ($4,463,580 in the aggregate).

The proceeds from the sale of the Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Initial Public Offering. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Units will expire worthless.

Simultaneously with the closing of the Over-Allotment, the Company completed the private sale of an additional 4,772 placement units at a purchase price of $10.00 per placement unit, to the Company’s sponsor, Broad Capital LLC, generating additional gross proceeds to the Company of $47,720.

In connection with the closing and sale of the Over-Allotment Units and the additional placement units (together, the “Over-Allotment Closing”), a total of $1,606,597 in proceeds from the Over-Allotment Closing was placed in a U.S.-based trust account established for the benefit of the Company’s public stockholders, maintained by Continental Stock Transfer & Trust Company, acting as trustee.